Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Skyline Special Equities Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Skyline Special Equities Portfolio's (the "Fund") investment objective is to seek maximum capital appreciation primarily through investment in common stocks that the Fund's Subadvisor, Skyline Asset Management, L. P. ("Skyline"),
		considers to be undervalued.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 45%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through May 1, 2013.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.
The Fund invests primarily in the common and preferred stocks of small-capitalization U.S. companies. Skyline Asset Management, L.P. ("Skyline"
or the "Subadvisor"), the Fund's subadvisor, generally considers a company to be a "small-capitalization" company if its outstanding shares have an aggregate market value of less than $2.5 billion at the time of purchase. The Fund emphasizes investments in companies that have below average valuations and above average earnings growth prospects.

The Fund seeks maximum capital appreciation primarily through investing in common stocks that the Subadvisor considers to be undervalued.

The Fund invests in companies that generally fall into one of the following three categories:

•     A company whose stock is selling at a price/earnings ratio below the average for the overall stock market, and that Skyline believes will achieve above average growth in earnings.

•     A company that has experienced problems leading to a depressed stock price where Skyline believes that there is a reasonable likelihood that the company's operations will improve.

Skyline attempts to identify companies that it believes have been neglected by the investment community.

•     A company that does not fall into the above categories, but, because of special circumstances, appears undervalued and, consequently, offers potential for appreciation.

Skyline's investment and research group screens stocks using:

•     Valuation measures, including price to earnings, price to book, price to cash flow, and price to sales ratios;

•   Earnings growth prospects;

•   Small-capitalization range; and

		• Bottom-up approach - one stock at a time, without market forecasts.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Small-Capitalization Stock Risk-the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk-value stocks may perform differently from the market as a whole
		and may be undervalued by the market for a long period of time.
Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or
		call 800.835.3879.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 33.86% (2nd Quarter 2009) Worst Quarter: -28.08% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans
		or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio | Skyline Special Equities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.33%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,796
Annual Return 2002	rr_AnnualReturn2002	(7.29%)
Annual Return 2003	rr_AnnualReturn2003	40.71%
Annual Return 2004	rr_AnnualReturn2004	16.61%
Annual Return 2005	rr_AnnualReturn2005	10.89%
Annual Return 2006	rr_AnnualReturn2006	18.71%
Annual Return 2007	rr_AnnualReturn2007	(9.91%)
Annual Return 2008	rr_AnnualReturn2008	(40.15%)
Annual Return 2009	rr_AnnualReturn2009	52.79%
Annual Return 2010	rr_AnnualReturn2010	26.07%
Annual Return 2011	rr_AnnualReturn2011	(2.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.08%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.37%
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio | Skyline Special Equities Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.99%
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio | Skyline Special Equities Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.32%. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.